CrossingBridge Low Duration High Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 54.5%		Par	Value
Accommodation and Food Services - 2.0%
Sizzling Platter LLC, 8.50%, 11/28/2025 (a)		$22,181,000	$22,176,138

Arts, Entertainment, and Recreation - 5.0%
Gaming Innovation Group PLC
9.82% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	29,925,000	2,816,461
10.11% (3 mo. EURIBOR + 7.25%), 12/18/2026	EUR	3,510,000	3,784,425
Life Time, Inc.
5.75%, 01/15/2026 (a)		16,875,000	16,868,073
8.00%, 04/15/2026 (a)		32,551,000	32,606,727
			56,075,686

Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028 (a)(b)		4,776,361	4,881,866

Consumer Discretionary - 1.8%
Aider Konsern AS, 8.83% (Norway Interbank Offered Rate Fixing 3 Month + 4.15%), 09/05/2028	NOK	26,550,000	2,399,399
OP Holdco GmbH, 9.38% (3 mo. EURIBOR + 6.50%), 06/05/2029 (a)	EUR	16,900,000	17,418,349
			19,817,748

Energy - 0.2%
Golar LNG Ltd., 7.00%, 10/20/2025 (a)		2,205,000	2,235,319

Finance and Insurance - 7.9%
BGC Group, Inc., 4.38%, 12/15/2025		11,493,000	11,389,601
Boras V-tyget 1 AB, 8.62% (3 Month Stockholm Interbank Offered Rates + 5.75%), 04/29/2027	SEK	165,900,000	15,069,754
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025		23,200,000	23,123,880
General Motors Financial Co., Inc., 4.00%, 01/15/2025		6,435,000	6,432,420
Goldcup 100865 AB, 8.56% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	6,250,000	569,874
Icahn Enterprises LP
6.25%, 05/15/2026		2,200,000	2,181,556
5.25%, 05/15/2027		11,098,000	10,517,414
Novedo Holding AB, 9.54% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	56,250,000	5,175,012
Qflow Group AB, 8.04% (3 Month Stockholm Interbank Offered Rates + 5.50%), 09/25/2028	SEK	15,000,000	1,380,587
Saks Global Enterprises LLC, 11.00%, 12/15/2029		6,268,000	6,044,199
Stockwik Forvaltning AB, 10.55% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	65,000,000	5,983,383
			87,867,680

Health Care and Social Assistance - 3.4%
ADDvise Group AB
8.11% (3 Month Stockholm Interbank Offered Rates + 5.50%), 05/26/2026	SEK	6,250,000	574,775
8.81% (SOFR + 4.25%), 04/04/2027		2,875,000	2,882,187
HCA, Inc., 5.38%, 02/01/2025		25,799,000	25,805,207
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025		3,620,000	3,616,234
Orexo AB, 9.05% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	56,250,000	5,011,041
			37,889,444

Industrials - 0.5%
Booster Precision Components GmbH, 11.90% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	1,977,000	2,038,276
TWMA Group Ltd., 13.00%, 02/08/2027		3,369,000	3,529,614
			5,567,890

Information - 4.8%
Azerion Group NV, 10.03% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	17,561,000	18,194,254
Cabonline Group Holding AB
14.00%, 03/19/2026	SEK	77,770,274	6,846,790
14.00%, 03/19/2026	SEK	21,879,529	1,954,595
Go North Group AB
10.89% (3 Month SOFR + 5.76%, includes 10.89% PIK), 02/09/2026		7,610,942	4,566,565
15.00% (includes 15.00% PIK), 02/09/2027	SEK	13,919,669	220,171
15.00% (includes 15.00% PIK), 02/09/2027		3,216,065	482,410
15.00% (includes 15.00% PIK, 02/02/2028 (c)	SEK	5,474,131	0
Impala BondCo PLC, 12.00%, (3 Month STIBOR + 9.00%, includes 12.00% PIK), 10/30/2027	SEK	12,716,936	770,107
PayPal Holdings, Inc., 1.65%, 06/01/2025		3,113,000	3,073,081
Warnermedia Holdings, Inc.
3.79%, 03/15/2025		3,330,000	3,320,260
6.41%, 03/15/2026		13,829,000	13,834,640
			53,262,873

Management of Companies and Enterprises - 1.5%
Connect Finco SARL, 9.00%, 09/15/2029 (a)		3,467,000	3,162,093
Welltec International ApS, 8.25%, 10/15/2026 (a)		13,054,000	13,367,400
			16,529,493

Manufacturing - 16.2%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		17,087,000	12,040,263
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		15,600,000	15,850,364
Gilead Sciences, Inc., 3.65%, 03/01/2026		8,847,000	8,745,480
HMH Holding BV, 9.88%, 11/16/2026		14,906,000	15,464,975
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)		22,540,000	22,951,355
Jabil, Inc., 1.70%, 04/15/2026		3,353,000	3,220,486
Neptune Bidco AS, 11.45% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	55,000,000	4,813,479
Pactiv Evergreen Group Issuer LLC, 4.38%, 10/15/2028 (a)		5,449,000	5,448,995
Prosomnus Sleep Technologies, Inc., 8.00%, 12/31/2026 (c)		6,835,426	5,143,658
Rayonier AM Products, Inc., 7.63%, 01/15/2026 (a)		22,114,000	22,134,498
Secop Group Holding GmbH, 11.13% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000	2,739,013
Sherwin-Williams Co., 3.95%, 01/15/2026		8,847,000	8,792,647
Sonoco Products Co., 1.80%, 02/01/2025		18,695,000	18,639,708
Stanley Black & Decker, Inc., 3.40%, 03/01/2026		3,460,000	3,405,201
Tapestry, Inc., 4.13%, 07/15/2027		111,000	108,865
VF Corp., 2.40%, 04/23/2025		25,395,000	25,140,362
Western Digital Corp., 4.75%, 02/15/2026		5,568,000	5,519,140
			180,158,489

Mining, Quarrying, and Oil and Gas Extraction - 2.4%
CrownRock LP, 5.00%, 05/01/2029 (a)		25,288,000	25,623,619
Mime Petroleum AS, 9.75%, 09/17/2026		1,140,033	1,111,648
Tacora Resources, Inc., 13.00% (includes 13.00% PIK), 12/31/2025 (a)(c)(j)		3,892,693	778,539
			27,513,806

Professional, Scientific, and Technical Services - 2.6%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)		5,537,000	5,625,255
Getty Images, Inc., 9.75%, 03/01/2027 (a)		11,629,000	11,601,561
Infor, Inc., 1.75%, 07/15/2025 (a)		5,057,000	4,964,413
Oracle Corp., 2.65%, 07/15/2026		6,640,000	6,443,955
			28,635,184

Real Estate and Rental and Leasing - 0.0%(d)
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)(c)		374,999	372,974

Retail Trade - 0.3%
Advance Auto Parts, Inc., 5.90%, 03/09/2026		3,000,000	3,022,518

Transportation and Warehousing - 1.0%
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)		9,156,000	9,196,661
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)		2,421,000	2,466,403
			11,663,064

Wholesale Trade - 4.5%
CITGO Petroleum Corp., 7.00%, 06/15/2025 (a)		23,801,000	23,897,513
Genuine Parts Co., 1.75%, 02/01/2025		11,858,000	11,826,646
OPENLANE, Inc., 5.13%, 06/01/2025 (a)		9,165,000	9,149,341
TD SYNNEX Corp., 1.75%, 08/09/2026		5,186,000	4,928,345
			49,801,845
TOTAL CORPORATE BONDS (Cost $626,674,398)			607,472,017

BANK LOANS - 10.8%		Par	Value
Communications - 3.6%
Cengage Learning, Inc. First Lien, 7.86% (1 mo. Term SOFR + 3.50%), 07/14/2026		6,206,810	6,246,720
Clear Channel International Tranche First Lien, 7.50%, 08/15/2027		21,839,000	21,566,012
Magnite, Inc., 8.11% (1 mo. Term SOFR + 3.75%), 02/06/2031		12,539,655	12,712,075
			40,524,807

Construction - 0.1%
Lealand Finance Co. BV First Lien
7.47% (1 mo. Base Rate + 3.00%), 06/30/2027		1,750,984	893,002
8.47% (1 mo. Base Rate + 1.00%), 12/31/2027		38,568	15,523
			908,525

Manufacturing - 2.4%
Chobani LLC, 7.72% (1 mo. Term SOFR + 3.25%), 10/23/2027		2,455,243	2,477,647
Chobani LLC First Lien, 8.32% (1 mo. Term SOFR + 3.75%), 10/25/2027		5,955,000	6,010,828
Elevate Textiles, Inc., 13.24% (3 mo. Term SOFR + 8.65%), 09/30/2027		8,695,925	8,837,234
First Brands Group LLC First Lien, 9.85% (3 mo. Term SOFR + 5.00%), 03/30/2027		361,856	339,920
K&N Parent, Inc.
12.47% (3 mo. Term SOFR + 8.00%), 02/14/2027		7,952,655	7,912,892
7.94% (3 mo. Term SOFR + 3.25%), 08/14/2027		1,885,450	1,489,505
			27,068,026

Professional, Scientific, and Technical Services - 0.3%
Getty Images, Inc. First Lien, 8.85% (3 mo. Term SOFR + 4.50%), 02/19/2026		3,024,345	3,020,565

Real Estate and Rental and Leasing - 3.1%
Chicago Atlantic Real Estate Finance Term Loan, 9.00%, 10/17/2028		27,349,000	26,938,765
Micromont, 8.00%, 11/15/2026 (c)		7,806,138	7,806,138
			34,744,903

Retail Trade - 0.4%
The Container Store, Inc.
10.84% (1 mo. Term SOFR + 6.50%), 03/31/2025		4,894,538	3,254,868
0.00% (3 mo. Term SOFR + 4.75%), 01/31/2026		922,954	743,593
			3,998,461

Utilities - 0.9%
Solaris Energy Infrastructure, 10.36% (1 mo. Term SOFR + 6.00%), 09/11/2029		10,351,000	10,351,000
TOTAL BANK LOANS (Cost $124,091,865)			120,616,287

CONVERTIBLE BONDS - 7.2%		Par	Value
Administrative and Support and Waste Management and Remediation Services - 0.2%
Envestnet, Inc., 0.75%, 08/15/2025		2,408,000	2,410,408

Finance and Insurance - 2.5%
Euronet Worldwide, Inc., 0.75%, 03/15/2049		27,287,000	27,109,634

Information - 4.1%
BuzzFeed, Inc., 8.50%, 12/03/2026 (a)		1,634,000	1,511,450
Chegg, Inc., 0.13%, 03/15/2025		11,577,000	11,252,844
Go North Group AB, 0.00%, 12/31/2050 (c)(e)	SEK	39,553,628	0
Leafly Holdings, Inc., 8.00%, 01/31/2025 (c)		7,245,000	6,158,250
Liberty TripAdvisor Holdings, Inc., 0.50%, 06/30/2051 (a)		23,024,000	22,751,166
Porch Group, Inc., 0.75%, 09/15/2026 (a)		5,182,000	4,122,281
			45,795,991

Manufacturing - 0.4%
NuVasive, Inc., 0.38%, 03/15/2025		4,255,000	4,217,769
TOTAL CONVERTIBLE BONDS (Cost $80,095,218)			79,533,802

ASSET-BACKED SECURITIES - 4.6%		Par	Value
Finance and Insurance - 2.5%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		2,087,894	2,108,201
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		21,238,925	19,126,296
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036 (a)		4,223,592	3,604,556
RAM LLC, Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		3,025,531	3,043,822
			27,882,875

Transportation and Warehousing - 2.1%
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (a)		1,265,122	1,256,151
Hawaiian Airlines Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		22,489,482	22,119,035
			23,375,186
TOTAL ASSET-BACKED SECURITIES (Cost $50,710,729)			51,258,061

MORTGAGE-BACKED SECURITIES - 4.0%		Par	Value
Finance and Insurance - 4.0%
Banc of America Re-Remic Trust, Series 2022-DKLX, Class C, 6.55% (1 mo. Term SOFR + 2.15%), 01/15/2039 (a)		3,390,015	3,363,356
BX Trust
Series 2021-SOAR, Class A, 5.18% (1 mo. Term SOFR + 0.78%), 06/15/2038 (a)		1,884,986	1,883,219
Series 2021-SOAR, Class B, 5.38% (1 mo. Term SOFR + 0.98%), 06/15/2038 (a)		6,080,177	6,074,836
Series 2021-VINO, Class A, 5.16% (1 mo. Term SOFR + 0.77%), 05/15/2038 (a)		1,698,801	1,698,006
Series 2021-VOLT, Class B, 5.46% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		5,610,000	5,591,883
Series 2021-VOLT, Class C, 5.61% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)		4,700,000	4,676,497
Series 2024-BIO, Class A, 6.04% (1 mo. Term SOFR + 1.64%), 02/15/2041 (a)		4,170,000	4,180,058
Series 2024-KING, Class A, 5.94% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		4,252,023	4,260,912
Series 2024-KING, Class B, 6.14% (1 mo. Term SOFR + 1.74%), 05/15/2034 (a)		2,674,787	2,678,421
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, 5.77% (1 mo. Term SOFR + 1.37%), 12/15/2037 (a)		6,300,000	6,307,034
Series 2019-LIFE, Class B, 5.95% (1 mo. Term SOFR + 1.55%), 12/15/2037 (a)		1,600,000	1,601,134
Life Mortgage Trust US, Series 2021-BMR, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 03/15/2038 (a)		2,561,824	2,531,171
TOTAL MORTGAGE-BACKED SECURITIES (Cost $44,506,398)			44,846,527

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 2.4%		Shares	Value
Alpha Partners Technology Merger Corp. Founder Shares (f)		9,341	1,559
Charlton Aria Acquisition Corp. - Class A (f)		115,000	1,145,400
GSR III Acquisition Corp. (f)		691,500	6,956,490
IB Acquisition Corp. (f)		87,100	882,323
Legato Merger Corp. III (f)		178,600	1,837,794
Mountain Lake Acquisition Corp. (f)		876,780	8,785,336
Range Capital Acquisition Corp. (f)		285,700	2,868,428
Translational Development Acquisition Corp. (f)		439,500	4,408,185
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $26,723,531)			26,885,515

PREFERRED STOCKS - 1.4%		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.9%
SWK Holdings Corp., 9.00%, 01/31/2027		412,897	10,487,584

Management of Companies and Enterprises - 0.5%
Athene Holding Ltd., Series C, 6.38% to 09/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual		210,000	5,262,600
TOTAL PREFERRED STOCKS (Cost $15,624,820)			15,750,184

U.S. TREASURY SECURITIES - 0.5%		Par	Value
United States Treasury Note, 3.50%, 09/30/2026		5,310,000	5,243,625
TOTAL U.S. TREASURY SECURITIES (Cost $5,259,322)			5,243,625

REAL ESTATE INVESTMENT TRUSTS - 0.3%		Shares	Value
Real Estate and Rental and Leasing - 0.3%
Gladstone Land Corp.		120,430	2,972,212
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,859,203)			2,972,212

MUNICIPAL BONDS - 0.2%		Par	Value
New York - 0.2%
New York State Dormitory Authority, 5.95%, 05/01/2035 (Obligor: Pace University) (g)		2,175,000	2,175,000
TOTAL MUNICIPAL BONDS (Cost $2,175,000)			2,175,000

COMMON STOCKS - 0.1%		Shares	Value
Manufacturing - 0.1%
K&N Parent, Inc. (c)(f)		152,899	191,124
Prosomnus Equity (c)(f)(k)		996,799	1,200,744
TOTAL COMMON STOCKS (Cost $1,057,918)			1,391,868

RIGHTS - 0.0%(d)		Shares	Value
Finance and Insurance - 0.0%(d)
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00 (f)		115,000	18,975
TOTAL RIGHTS (Cost $15,941)			18,975

WARRANTS - 0.0%(d)		Contracts	Value
Finance and Insurance - 0.0%(d)
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (f)		89,300	14,288

Information - 0.0%(d)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (f)		36,943	591
TOTAL WARRANTS (Cost $14,086)			14,879

SHORT-TERM INVESTMENTS - 14.1%			Value
Commercial Paper - 5.9%		Par
Consumer Discretionary — 1.7%
Leggett & Platt, Inc., 5.06%, 01/13/2025 (i)		9,922,000	9,905,873
Leggett & Platt, Inc., 5.06%, 01/07/2025 (a)(i)		9,057,000	9,049,119

Health Care and Social Assistance — 1.9%
Dentsply Sirona, Inc., 5.32%, 01/15/2025 (a)(i)		21,184,000	21,140,573

Information — 1.8%
Crown Castle International Corp., 4.89%, 01/21/2025 (i)		19,978,000	19,921,700

Utilities — 0.5%
National Fuel Gas Co., 4.60%, 01/21/2025 (i)		5,400,000	5,384,845
			65,402,110

Money Market Funds - 5.2%		Shares
First American Treasury Obligations Fund - Class X, 4.40% (h)		57,584,420	57,584,420

U.S. Treasury Bills - 3.0%		Par
4.55%, 01/02/2025 (i)		28,700,000	28,700,000
4.17%, 10/02/2025 (i)		5,260,000	5,099,930
			33,799,930
TOTAL SHORT-TERM INVESTMENTS (Cost $156,785,801)			156,786,460

TOTAL INVESTMENTS - 100.1% (Cost $1,136,594,230)			1,114,965,412
Liabilities in Excess of Other Assets - (0.1)%			(1,089,048)
TOTAL NET ASSETS - 100.0%			$1,113,876,364
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $389,487,234 or 35.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $21,651,427 or 1.9% of net assets as of December 31, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Non-income producing security.
(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(h)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(i)	The rate shown is the annualized effective yield as of December 31, 2024.
(j)	Security in default.
(k)	Privately held.

CrossingBridge Low Duration High Income Fund
Schedule of Forward Currency Contracts
December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2025	EUR	7,825,000	USD	8,217,346	$(106,844)
U.S. Bancorp Investments, Inc.	01/15/2025	SEK	3,810,000	USD	348,111	(3,469)
U.S. Bancorp Investments, Inc.	01/15/2025	USD	54,203,376	EUR	51,530,000	793,259
U.S. Bancorp Investments, Inc.	01/15/2025	USD	7,489,062	NOK	83,530,000	151,435
U.S. Bancorp Investments, Inc.	01/15/2025	USD	48,102,839	SEK	526,500,000	477,246
Net Unrealized Appreciation (Depreciation)						$1,311,627

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge
Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.
The investment objective of the CrossingBridge Nordic High Income Bond Fund is seek high current income and capital appreciation with the preservation of capital.
The investment objective of the RiverPark Strategic Income Fund is seek high current income and capital appreciation with the preservation of capital.
The CrossingBridge Low Duration High Income Fund commenced investment operations on February 1, 2018. The Fund has registered and currently offers both an
Institutional Class and Retail Class of shares. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.
The RiverPark Strategic Income was formerly a series of the RiverPark Funds Trust and commenced opertaions on September 13, 2013 (the Predessor Fund"). After
the close of business on May 12, 2023, he assets of the Predecessor Fund were transferred to the RiverPArk Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predessort Fund (the "Reorganization"). The RiverPark Strategic Income Fund offers both Institutional Class and Retail Class shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC
(the "Adviser"), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2024:

CrossingBridge Low Duration High Income Fund	Level 1		Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-		$601,176,846	$6,295,171	$607,472,017
Bank Loans	-		112,810,149	7,806,138	120,616,287
Convertible Bonds	-		73,375,552	6,158,250	79,533,802
Asset-Backed Securities	-		51,258,061	-	51,258,061
Mortgage-Backed Securities	-		44,846,527	-	44,846,527
Special Purpose Acquisition Companies	19,927,466		6,958,049	-	26,885,515
Preferred Stocks	15,750,184		-	-	15,750,184
U.S. Treasury Securities	-		5,243,625	-	5,243,625
Real Estate Investment Trusts	2,972,212		-	-	2,972,212
Municipal Bonds	-		2,175,000	-	2,175,000
Common Stocks	0	(3)	-	1,391,868	1,391,868
Rights	-		18,975	-	18,975
Warrants	14,879		-	-	14,879
Commercial Paper	-		65,402,110	-	65,402,110
Money Market Funds	57,584,420		-	-	57,584,420
U.S. Treasury Bills	-		33,799,930	-	33,799,930
Total Assets	$96,249,161		$997,064,824	$21,651,427	$1,114,965,412

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-		$1,311,627	$-	$1,311,627
Total Other Financial Instruments	$-		$1,311,627	$-	$1,311,627

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) Amount is less than $0.50.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Income Fund
	Bank Loans		Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2024	$9,021,214		$1,200,744	$6,158,250	$5,858,973	$0	$0
Purchases	-		-	-	84,018	-	-
Sales	(1,215,076)		-	-	-	-	(0)
Realized gains	-		-	-	-	-	-
Realized losses	-		-	-	-	(76)	-
Accretion of discout/(amortization of premium)	-		-	-	57,872	-	-
Change in unrealized appreciation (depreciation)	-		(152,899)	-	(79,116)	76	-
Transfer in/(out) of Level 3	-		344,023	-	373,424	-	-
Ending Balance - December 31, 2024	$7,806,138		$1,391,868	$6,158,250	$6,295,171	$-	$-

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

CrossingBridge Low Duration High Income Fund
Descriptions	Fair Value December 31, 2024		Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$7,806,138		Market Approach	Transaction price	N/A	N/A	Increase
Common Stocks	$1,391,868		Market Approach	Broker quote	$2.25	$2.25	Increase
				Enterprise Value	$1.42	$1.42	Increase
				Discount	15.00%	15.00%	Decrease
Convertible Bonds	$6,158,250		Market Approach	Yield to maturity	61.80%	61.80%	Decrease
				Transaction price	N/A	N/A	Increase
Corporate Bonds	$6,295,171		Market Approach	Yield to maturity	12.55%	12.55%	Decrease
				Implied coupon rate	0%	0%	Increase
				Recoverable value	$20	$20	Increase
				Transaction price	N/A	N/A	Increase
				Broker quote	$99.46	$99.46	Increase